CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated deficits [Member]	Accumulated other comprehensive Income (loss)[Member]	Total AirMedia Group Inc.'s shareholders' equity [Member]	Non-controlling interests[Member]
Beginning Balance at Dec. 31, 2014	$ 268,872	$ 128	$ 323,167	$ (9,236)	$ (99,138)	$ 33,815	$ 248,736	$ 20,136
Beginning Balance, shares at Dec. 31, 2014		119,942,413
Ordinary shares issued for share based compensation	4,825	$ 0	0	5,458	(633)	0	4,825	0
Ordinary shares issued for share based compensation, shares		4,453,232
Share-based compensation	598	$ 0	598	0	0	0	598	0
Profit distribution to non-controlling interest	(891)	0	0	0	0	0	0	(891)
Capital contribution from non-controlling interests	1,313	0	271	0	0	0	271	1,042
Capital contribution to Guangzhou Meizheng	0	0	(459)	0	0	0	(459)	459
Acquisition of equity interests from non-controlling shareholders	(8,518)	0	(6,163)	0	0	0	(6,163)	(2,355)
Foreign currency translation adjustment	(11,478)	0	0	0	0	(10,887)	(10,887)	(591)
Net income (loss)	142,912	0	0	0	149,647	0	149,647	(6,735)
Ending Balance at Dec. 31, 2015	397,633	$ 128	317,414	(3,778)	49,876	22,928	386,568	11,065
Ending Balance, shares at Dec. 31, 2015		124,395,645
Stock option exercised	1,334	$ 0	0	1,427	(93)	0	1,334	0
Stock option exercised, shares		1,234,134
Share-based compensation	773	$ 0	773	0	0	0	773	0
Capital contribution from non-controlling interests	11,195	0	3,477	0	0	0	3,477	7,718
Acquisition of equity interests from non-controlling shareholders	(30,956)	0	(34,570)	0	0	0	(34,570)	3,614
Foreign currency translation adjustment	(24,140)	0	0	0	0	(23,220)	(23,220)	(920)
Net income (loss)	(89,242)	0	0	0	(65,625)	0	(65,625)	(23,617)
Ending Balance at Dec. 31, 2016	$ 266,597	$ 128	287,094	(2,351)	(15,842)	(292)	268,737	(2,140)
Ending Balance, shares at Dec. 31, 2016		125,629,779
Stock option exercised, shares	0
Share-based compensation	$ 343	$ 0	343	0	0	0	343	0
Capital contribution from non-controlling interests	1,863	0	716	0	0	0	716	1,147
Acquisition of equity interests from non-controlling shareholders	(1,414)	0	(1,414)	0	0	0	(1,414)	0
Disposal of Hainan Jinhui	(245)	0	0	0	0	0	0	(245)
Foreign currency translation adjustment	35,716	0	0	0	0	35,743	35,743	(27)
Net income (loss)	(179,181)	0	0	0	(156,476)	0	(156,476)	(22,705)
Ending Balance at Dec. 31, 2017	$ 123,679	$ 128	$ 286,739	$ (2,351)	$ (172,318)	$ 35,451	$ 147,649	$ (23,970)
Ending Balance, shares at Dec. 31, 2017		125,629,779